Shareholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions					1 Months Ended		2 Months Ended	3 Months Ended												4 Months Ended	12 Months Ended
	Feb. 19, 2026	Dec. 03, 2025	Jul. 29, 2025	Jul. 01, 2025	Feb. 06, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 07, 2025
Equity [Line Items]
Common stock authorized for additional issue (in shares)																					135.0
Common stock authorized for additional issue that can be issued in connection with an offer by way of rights issue (in shares)																					67.0
Common stock, par value (in dollars per share)							$ 0.10	$ 0.10				$ 0.10									$ 0.10	$ 0.10
Stock repurchase program, authorized amount			$ 250	$ 500
Stock repurchase program, period in force				2 years
Payments for repurchases			$ 250																		$ 271	$ 0	$ 0
Treasury stock, shares, acquired (in shares)		1.7	13.6				1.3													15.2
Number of shares authorized to be repurchased (in shares)																								50.0
Repurchases of common stock							$ 20														$ 271
Cash dividends declared per share (in USD per share)				$ 3.00				$ 0.22	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Dividends payable				$ 609
Subsequent Event
Equity [Line Items]
Treasury stock, shares, acquired (in shares)					2.1	0.3
Repurchases of common stock					$ 30
Cash dividends declared per share (in USD per share)	$ 0.23
Dividends payable	$ 42